Interest and Finance Cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest and Finance Cost [Abstract]
Interest costs on long-term debt, including amortization of finanacing costs	$ 85,378	$ 68,889
Amortization of unrealized hedge reserve	0	6,544
Capitalized borrowing costs	(31,215)	(19,614)
Commitment fees, bank charges and other financial expenses	10,656	1,333
Total	$ 64,819	$ 57,152